ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND

SEMI-ANNUAL REPORT
FEBRUARY 28, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                 ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

April 27, 1998

Dear Shareholder:

The Alliance Short-Term U.S. Government Fund's semi-annual reporting period closed on February 28, 1998. Since our last report dated August 31, 1997, the U.S. bond market posted solid returns. Early in the period, the bond market rallied on data indicating strong domestic growth and low inflation. Toward year-end, financial turmoil which began in Southeast Asia, created a ripple effect that spread to other global bond markets and caused an increase in volatility.

INVESTMENT RESULTS
The following table shows how your Fund performed during the six-month period ended February 28, 1998. For comparison purposes, we have shown returns for the Lehman Brothers (LB) 1-3 Year Government Bond Index and the LB 3-Month Treasury Bellwether Index. The 1-3 Year Index provides a broad-based comparison for the Short-Term U.S. Government Fund, while the 3-Month Treasury Index is a good narrow-based benchmark given its short-term orientation.

For the six-month period ended February 28, 1998 your Fund's performance trailed that of its benchmarks. This underperformance relative to the Lehman Brothers 1-3 Year Government Bond Index is primarily attributable to the more conservative duration structure of the Fund. Throughout the period, longer duration securities outperformed as interest rates declined significantly and the yield curve flattened. In addition, lower interest rates increased expectations of higher prepayments which detracted from mortgage returns, thus causing the Fund to underperform the Lehman Brothers 3-Month Treasury Bellwether Index which excludes mortgages.


INVESTMENT RESULTS*
Periods Ended February 28, 1998
                                                 TOTAL RETURNS
                                            6 MONTHS       12 MONTHS
                                            --------       ---------
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
  Class A                                     2.01%          4.34%
  Class B                                     1.82%          3.71%
  Class C                                     1.82%          3.72%

LB 1-3 YEAR GOVERNMENT BOND INDEX             3.52%          7.00%

LB 3-MONTH TREASURY BELLWETHER INDEX          2.63%          5.53%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF FEBRUARY 28, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     ALL COMPARATIVE INDICES ARE UNMANAGED AND REFLECT NO FEES OR EXPENSES. THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS COMPOSED OF U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES WITH MATURITIES OF ONE TO THREE YEARS. THE LEHMAN BROTHERS 3-MONTH TREASURY BELLWEATHER INDEX MEASURES PERFORMANCE OF 3-MONTH TREASURY BILLS. U.S. TREASURY SECURITIES ARE GUARANTEED AS TO PRINCIPAL AND INTEREST IF HELD TO MATURITY WHEREAS THE VALUE OF THE FUND'S SHARES WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC REVIEW
The U.S. economy continued to be fundamentally strong and grew at a solid pace over the past six months. Total growth, as measured by the Gross Domestic Product (GDP), accelerated to 3.7% for the fourth quarter of 1997, following the third quarter's 3.1% pace. Overall, GDP growth for 1997 was 3.8%, the strongest growth recorded since 1988. Continued strength in the labor market fueled economic growth and pushed the unemployment rate to its lowest level in 24 years.


1


                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

Inflation news continues to be favorable, with wage pressures remarkably absent in such a tight labor market. Through February 1998, consumer prices increased a modest 1.4% from year earlier levels, while producer prices were down 1.7% for the same period.

The Federal Reserve made no change to monetary policy during the period, despite growth remaining above trend levels. Improving inflation fundamentals, a strong dollar, and currency devaluations in Southeast Asia, argued against an increase in official U.S. interest rates.

BOND MARKET REVIEW
Since our last report, interest rates fell substantially, with the exception of the shortest maturities. Inflationary pressures continued to remain benign, fueling the bond market rally. Early in the period, yield-oriented securities posted the largest gains. However, yield spreads widened during the fourth quarter as investors shunned corporate issuers, particularly those with exposure to Asia, in favor of U.S Treasury securities. Despite falling interest rates, mortgages performed well as prepayments remained tame and volatility declined. Performance in the short duration market was consistent with increased supply and credit spread widening.

PORTFOLIO REVIEW
In response to the heavy supply of new issues, we added some asset-backed securities to your Fund's portfolio at the wider spread levels. The Fund's former Cost-of-Funds Index adjustable rate mortgage position was sold as its price performance exceeded expectations, and the proceeds were reinvested in Treasuries. To increase portfolio yield, cash was reinvested in floating rate collateralized mortgage obligations.

INVESTMENT OUTLOOK
Our outlook for the U.S. remains optimistic. We expect domestic growth to slow from its 1997 pace to a more sustainable 2.5% rate in 1998. The economic slowing in Asia will further temper U.S. growth during the year, as exports to that region curtail. Meanwhile, the recent decline in interest rates should offset the anticipated economic slowdown and provide stimulus to the economy to ensure domestic demand and continued growth. Inflation will remain subdued due to the slowing economy, and the strength of the dollar will keep imports in demand. The Federal Reserve is unlikely to change monetary policy in light of the likelihood of slowing growth, the desire to keep global liquidity at high levels, and until the economic impact from Asia becomes clearer.

Thank you for your continued interest and investment in the Alliance Short-Term U.S. Government Fund. We look forward to reporting to you again on market activity and the Fund's investment results in the future.


Sincerely,


John D. Carifa
Chairman and President


Patricia J. Young
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES      ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

Alliance Short-Term U.S. Government Fund seeks high current income consistent with preservation of capital and invests primarily in a diversified portfolio of U.S. Government securities.


INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 1998
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       4.34%         -0.10%
Five Years                     3.83%          2.94%
Since Inception*               4.51%          3.74%
SEC Yield**                    5.88%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       3.71%          0.74%
Five Years                     3.10%          3.10%
Since Inception*               3.76%          3.76%
SEC Yield**                    5.28%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       3.72%          2.73%
Since Inception*               2.86%          2.86%
SEC Yield**                    5.27%




SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1997)
                           CLASS A    CLASS B    CLASS C
                           -------    -------    -------
1 Year                      0.09%      0.94%      2.94%
5 Year                      3.21%      3.41%       n/a
Since Inception*            3.71%      3.75%      2.81%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. SEC average annual total returns for the period shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charge and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 5/4/92, Class A and Class B; 8/2/93, Class C.

**   Yields are for the 30 days ended February 28, 1998.

n/a: not applicable


3


PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)          ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)             VALUE
-------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES-100.5%
COLLATERALIZED MORTGAGE OBLIGATIONS-52.7%
FIXED RATE-27.1%
CMC Securities Corp.
  Series 1993-E Cl. ES4
  5.75%, 11/25/08                                $  486     $    483,652
Federal Home Loan Mortgage Corp.
  Series 1163 Cl. H
  7.50%, 12/15/19                                    85           85,002
  Series 1289 Cl. PK
  7.50%, 5/15/18                                    420          420,337
  Series 1960 Cl. A
  7.50%, 4/15/22                                    573          574,736
  Series 1946 Cl. H
  7.60%, 11/15/24                                   417          417,947
Federal National Mortgage Association
  Series 1993-8 Cl. PD
  5.75%, 4/25/13                                     47           46,643
ICI Funding Corp.
  Series 1997-1 Cl. A2
  9.00%, 3/25/28                                    616          634,459
  Series 1997-2 Cl. 1A9
  9.50%, 7/25/28                                    338          345,490
Imperial CMB Trust
  Series 1997-2 Cl. M1
  6.19%, 12/25/27                                   584          585,172
Prudential Home Mortgage
Securities Co., Inc.
  Series 1992-29 Cl. A7
  8.00%, 10/25/22                                   298          298,442
Residential Funding Mortgage Securities Co.
  Series 1992-S31 Cl. A4
  7.50%, 9/25/06                                    353          354,386
                                                            ------------
                                                               4,246,266

ADJUSTABLE RATE-25.6%
Bear Stearns Mortgage Securities, Inc.
  Series 1996-8 Cl. A7
  6.16%, 11/25/27 (a)                               228          227,968
Commercial Loan Funding Trust
  Series I Cl. A
  5.83%, 8/15/05 (a) (b)                            269          268,881
Federal Home Loan Mortgage Corp.
  Series 1928 Cl. F
  6.19%, 12/15/24 (a)                               491          493,029
Federal National Mortgage Association
  Series 1993-639 Cl. F
  6.01%, 8/25/16 (a)                                573          574,336
  Series 1997-20 Cl. F
  6.15%, 3/25/27 (a)                                814          811,204
  Series 1992-204 Cl. FA
  6.41%, 10/25/22 (a)                               672          681,432
Salomon Brothers Mortgage Securities VII, Inc.
  Series 1996-AFF1 Cl. A1
  6.33%, 1/25/26 (a)                                494          494,541
Sears Mortgage Securities Corp.
  Series 1992-16B Cl. A2
  7.26%, 9/25/22 (a)                                457          458,940
                                                            ------------
                                                               4,010,331

Total Collateralized Mortgage Obligations
  (cost $8,275,918)                                            8,256,597

FEDERAL NATIONAL MORTGAGE ASSOCIATION-35.8%
  7.34%, 12/01/24                                   389          397,016
  7.53%, 1/01/27 (c)                                397          404,252
  7.71%, 7/01/25 (c)                              1,364        1,404,829
  7.73%, 1/01/25                                    574          588,588


4



                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)             VALUE
-------------------------------------------------------------------------------
  7.76%, 10/01/24 (c)                            $  481     $    495,523
  7.79%, 6/01/26                                    549          567,021
  8.00%, 10/01/99                                   528          531,595
  12.00%, 3/01/13-5/01/15                         1,061        1,221,148

Total Federal National Mortgage Association
  (cost $5,600,607)                                            5,609,972

FEDERAL HOME LOAN MORTGAGE CORP.-8.2%
  7.87%, 2/01/26 (a) (c)                          1,001        1,028,678
  12.00%, 2/01/14                                   228          260,993

Total Federal Home Loan Mortgage Corp.
  (cost $1,299,296)                                            1,289,671

FEDERAL HOME LOAN BANK-3.8%
  6.07%, 12/23/02
  (cost $600,187)                                   600          597,372

Total Mortgage-Related Securities
  (cost $15,776,008)                                          15,753,612

ASSET BACKED SECURITIES-10.5%
Advanta Credit Card Master Trust
  Series 96-C Cl. A
  6.06%, 11/15/03 (a)                               350          350,000
Equicon Home Equity Loan Trust Mortgage Loan
  Series 1994-2 Cl. A7
  6.24%, 11/18/25 (a)                               405          405,404
Firstplus Home Loan Trust
  Series 1997-2 Cl. A2
  6.31%, 4/10/23                                    320          319,781
ITT Federal Bank, fsb
  Series 1994 P1 Cl. A1
  7.85%, 6/25/24 (a) (b)                            322          327,040
The Money Store Home Equity Trust
  Series 1997-C Cl. AF1
  6.36%, 10/15/03                                   247          246,674

Total Asset Backed Securities
  (cost $1,648,327)                                            1,648,899

U.S. GOVERNMENT OBLIGATIONS-9.9%
U.S. TREASURY NOTES-9.9%
  5.38%, 1/31/00 (c)                              1,000          996,560
  5.63%, 10/31/99                                   550          550,429

Total U.S. Government Obligations
  (cost $1,548,075)                                            1,546,989

TOTAL INVESTMENTS-120.9%
  (cost $18,972,410)                                          18,949,500
Other assets less liabilities-(20.9%)                         (3,272,559)

NET ASSETS-100%                                             $ 15,676,941


(a) Adjustable rate mortgages; stated interest rate in effect at February 28, 1998.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1998, these securities amounted to $595,921 or 3.8% of net assets.

(c) Securities, or a portion thereof, with an aggregate market value of $3,464,466 have been segregated to collateralize reverse repurchase agreements.

     See notes to financial statements.


5


STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)          ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $18,972,410)          $ 18,949,500
  Cash                                                                  94,262
  Interest receivable                                                  128,127
  Receivable due from Adviser                                           10,096
  Receivable for shares of beneficial interest sold                      3,800
  Total assets                                                      19,185,785

LIABILITIES
  Reverse repurchase agreement                                       3,404,530
  Dividends payable                                                     20,119
  Distribution fee payable                                              10,037
  Payable for shares of beneficial interest redeemed                     2,448
  Accrued expenses                                                      71,710
  Total liabilities                                                  3,508,844

NET ASSETS                                                        $ 15,676,941

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                           $         16
  Additional paid-in capital                                        16,432,803
  Distributions in excess of net investment income                     (49,727)
  Accumulated net realized loss on investment transactions            (675,187)
  Net unrealized depreciation of investments and other assets          (30,964)
                                                                   $ 15,676,941

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($5,039,137/
    527,200 shares of beneficial interest issued and outstanding)        $9.56
  Sales charge--4.25% of public offering price                             .42
  Maximum offering price                                                 $9.98

  CLASS B SHARES
  Net asset value and offering price per share ($5,929,813/
    611,946 shares of beneficial interest issued and outstanding)        $9.69

  CLASS C SHARES
  Net asset value and offering price per share ($4,707,991/
    486,415 shares of beneficial interest issued and outstanding)        $9.68


See notes to financial statements.


6


STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)
                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $ 578,486

EXPENSES
  Advisory fee                                           $  46,385
  Distribution fee - Class A                                 8,662
  Distribution fee - Class B                                32,174
  Distribution fee - Class C                                23,289
  Custodian                                                 47,827
  Transfer agency                                           19,443
  Registration                                              18,772
  Audit and legal                                           17,584
  Printing                                                  12,063
  Trustees' fees                                             9,531
  Miscellaneous                                                782
  Total expenses                                           236,512
  Less: expenses waived and reimbursed
    by Adviser (See Note B)                                (79,615)
  Net expenses                                             156,897
  Interest expense                                          17,961
  Total expenses including interest expense                            174,858
  Net investment income                                                403,628

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                         (58,382)
  Net change in unrealized depreciation of
    investments and other assets                                       (29,206)
  Net loss on investments                                              (87,588)

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $ 316,040


See notes to financial statements.


7


STATEMENT OF CHANGES IN NET ASSETS     ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED    YEAR ENDED
                                                  FEB. 28, 1998       AUG. 31,
                                                    (UNAUDITED)         1997
                                                 ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                           $    403,628    $    712,010
  Net realized gain (loss) on
    investment transactions                            (58,382)         41,888
  Net change in unrealized depreciation
    of investments and other assets                    (29,206)          5,742
  Net increase in net assets from operations           316,040         759,640

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
  Class A                                             (155,209)       (175,837)
  Class B                                             (150,470)       (293,780)
  Class C                                             (109,054)       (234,511)
  Tax return of capital
  Class A                                                   -0-        (25,833)
  Class B                                                   -0-        (43,161)
  Class C                                                   -0-        (34,454)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                         403,907         333,768
  Total increase                                       305,214         285,832

NET ASSETS
  Beginning of year                                 15,371,727      15,085,895
  End of period                                  $  15,676,941    $ 15,371,727


See notes to financial statements.


8


NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998 (UNAUDITED)          ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Short-Term U.S. Government Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust") which was organized as a Massachusetts Business Trust on March 29, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as an adjustment to interest income.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution fees and, in the case of Class B shares, higher transfer agent fees than Class A. Expenses of the Trust are charged to each Fund in proportion to settled shares.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


9


NOTES TO FINANCIAL STATEMENTS (CONT.)
                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .55 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of the daily average net assets for the Class A, Class B and Class C shares, respectively. For the six months ended February 28, 1998, such reimbursement amounted to $79,615.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $10,875 for the six months ended February 28, 1998.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $3,433 from the sales of Class A shares and $68,787, $11,715, and $1,867 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 1998.

Accrued expenses includes $12,310 owed to a Trustee under the Trust's deferred compensation plan.


NOTE C: DISTRIBUTION PLANS
The Trust has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of the Fund's aggregate average daily net assets attributable to Class A shares.

The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $3,463,106 and $2,020,564, respectively, for the six months ended February 28, 1998. There were purchases of $12,468,867 and sales of $9,396,193 of U.S. government and government agency obligations for the six months ended February 28, 1998.

At February 28, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $32,079 and gross unrealized depreciation of investments was $54,989 resulting in net unrealized depreciation of $22,910.

At August 31, 1997, the Fund had net capital loss carryforward of $616,804 of which $44,110 expires in the fiscal year ending 2001, $36,136 expires in the fiscal year ending 2002, $522,417 expires in the fiscal year ending 2003, and $14,141 expires in the fiscal year ending 2004 to the extent provided by the regulations. To the extent that this loss carryforward is used to offset future capital gains, it is probable that the gains so offset will not be


10


                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

distributed to shareholders. Capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into three classes, designated Class A, Class B and Class C shares. Transactions in shares of beneficial interest were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     FEB. 28, 1998   AUGUST 31,   FEB. 28, 1998    AUGUST 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,270,810       271,217    $ 21,799,931    $  2,618,771
Shares issued in
  reinvestment of
  dividends                9,375        15,376          89,933         148,473
Shares converted
  from Class B            18,733        16,392         179,617         158,206
Shares redeemed       (2,177,004)     (255,414)    (20,890,917)     (2,466,879)
Net increase             121,914        47,571    $  1,178,564    $    458,571

CLASS B
Shares sold              400,444       658,962    $  3,890,639    $  6,439,331
Shares issued in
  reinvestment of
  dividends               11,224        24,392         109,102         238,244
Shares converted
  to Class A             (18,492)      (16,203)       (179,617)       (158,206)
Shares redeemed         (444,296)     (698,307)     (4,315,029)     (6,822,354)
Net decrease             (51,120)      (31,156)   $   (494,905)   $   (302,985)

CLASS C
Shares sold              198,803       434,159    $  1,929,608    $  4,238,239
Shares issued in
  reinvestment of
  dividends                9,685        18,955          94,018         184,964
Shares redeemed         (237,191)     (435,115)     (2,303,378)     (4,245,021)
Net increase (decrease)  (28,703)       17,999    $   (279,752)   $    178,182


11


NOTES TO FINANCIAL STATEMENTS (CONT.)
                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

NOTE F: REVERSE REPURCHASE AGREEMENTS
Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high-grade debt securities having a value at least equal to the repurchase price.

As of February 28, 1998, the Fund had entered into the following reverse repurchase agreements:


   AMOUNT           BROKER         INTEREST RATE        MATURITY
------------    ---------------    -------------      -------------
$ 17,730,000    Morgan Stanley         5.78%          March 2, 1998
$180,273,500    Lehman Brothers        5.40%          March 3, 1998
$107,415,000    Morgan Stanley         5.70%          March 5, 1998


For the six months ended February 28, 1998, the maximum amount of reverse repurchase agreements outstanding was $3,134,125, the average amount outstanding was approximately $1,492,389, and the daily weighted average interest rate was 5.63%.


12


FINANCIAL HIGHLIGHTS                   ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS A
                                         ------------------------------------------------------------------------------------------
                                          SIX MONTHS                                                                      MAY 4,
                                            ENDED                                            MAY 1, 1994                  1992(B)
                                           FEB. 28,           YEAR ENDED AUGUST 31,            THROUGH     YEAR ENDED       TO
                                             1998      ------------------------------------    AUG. 31,    APRIL 30,    APRIL 30,
                                         (UNAUDITED)      1997         1996         1995       1994(A)        1994         1993
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period        $ 9.63       $ 9.66       $ 9.70       $ 9.67       $ 9.77       $10.22       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                      .25(d)       .47(d)       .47          .42          .14          .35          .46
Net realized and unrealized gain (loss)
  on investment transactions                  (.06)         .03         (.02)         .05         (.09)        (.29)         .34
Net increase in net asset value
  from operations                              .19          .50          .45          .47          .05          .06          .80

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.26)        (.46)        (.49)        (.41)        (.12)        (.42)        (.46)
Dividends in excess of net
  investment income                             -0-          -0-          -0-        (.03)          -0-        (.01)          -0-
Tax return of capital                           -0-        (.07)          -0-          -0-        (.03)        (.08)          -0-
Distributions from net realized gains           -0-          -0-          -0-          -0-          -0-          -0-        (.12)
Total dividends and distributions             (.26)        (.53)        (.49)        (.44)        (.15)        (.51)        (.58)
Net asset value, end of period              $ 9.56       $ 9.63       $ 9.66       $ 9.70       $ 9.67       $ 9.77       $10.22

TOTAL RETURN
Total investment return based on
  net asset value (e)                         2.01%        5.29%        4.71%        5.14%         .53%         .52%        8.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $5,039       $3,901       $3,455       $2,997       $2,272       $2,003       $6,081
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements     1.40%(f)     1.40%        1.40%        1.40%        1.40%(f)     1.27%        1.00%(f)
  Interest expense on reverse
    repurchase agreements                      .21%(f)      .01%         .13%          -0-          -0-          -0-          -0-
  Expenses, before waivers/reimbursements     2.34%(f)     2.42%        3.04%        3.71%        2.95%(f)     2.17%        2.20%(f)
  Net investment income                       4.91%(f)     4.90%        4.85%        4.56%        3.98%(f)     4.41%        4.38%(f)
Portfolio turnover rate                         68%          65%         110%          15%         144%          55%         294%


See footnotes on page 15.


13


FINANCIAL HIGHLIGHTS (CONTINUED)       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS B
                                         ------------------------------------------------------------------------------------------
                                          SIX MONTHS                                                                      MAY 4,
                                            ENDED                                            MAY 1, 1994                  1992(B)
                                           FEB. 28,           YEAR ENDED AUGUST 31,            THROUGH     YEAR ENDED       TO
                                             1998      ------------------------------------    AUG. 31,    APRIL 30,    APRIL 30,
                                         (UNAUDITED)      1997         1996         1995       1994(A)        1994         1993
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period        $ 9.74       $ 9.77       $ 9.81       $ 9.78       $ 9.88       $10.31       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                      .23(d)       .41(d)       .41          .36          .10          .40          .38
Net realized and unrealized gain (loss)
  on investment transactions                  (.05)         .02         (.03)         .04         (.07)        (.39)         .33
Net increase in net asset value
  from operations                              .18          .43          .38          .40          .03          .01          .71

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.23)        (.39)        (.42)        (.34)        (.11)        (.35)        (.38)
Dividends in excess of net
  investment income                             -0-          -0-          -0-        (.03)          -0-        (.01)          -0-
Tax return of capital                           -0-        (.07)          -0-          -0-        (.02)        (.08)          -0-
Distributions from net realized gains           -0-          -0-          -0-          -0-          -0-          -0-        (.02)
Total dividends and distributions             (.23)        (.46)        (.42)        (.37)        (.13)        (.44)        (.40)
Net asset value, end of period              $ 9.69       $ 9.74       $ 9.77       $ 9.81       $ 9.78       $ 9.88       $10.31

TOTAL RETURN
Total investment return based on
  net asset value (e)                         1.82%        4.45%        3.89%        4.32%         .28%         .03%        7.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $5,930       $6,458       $6,781       $6,380       $6,281       $7,184       $1,292
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements     2.10%(f)     2.10%        2.10%        2.10%        2.10%(f)     2.05%        1.75%(f)
  Interest expense on reverse
    repurchase agreements                      .21%(f)      .01%         .13%          -0-          -0-          -0-          -0-
  Expenses, before waivers/reimbursements     3.04%(f)     3.10%        3.74%        4.33%        3.60%(f)     3.21%        4.81%(f)
  Net investment income                       4.21%(f)     4.13%        4.11%        3.82%        3.22%(f)     3.12%        3.36%(f)
Portfolio turnover rate                         68%          65%         110%          15%         144%          55%         294%


See footnotes on page 15.


14


                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS C
                                         -----------------------------------------------------------------------------
                                          SIX MONTHS                                                        AUGUST 2,
                                            ENDED                                            MAY 1, 1994     1993(G)
                                           FEB. 28,            YEAR ENDED AUG. 31,             THROUGH         TO
                                             1998      ------------------------------------    AUG. 31,     APRIL 30,
                                         (UNAUDITED)      1997         1996         1995        1994(A)       1994
                                          ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period        $ 9.73       $ 9.76       $ 9.80       $ 9.77       $ 9.87       $10.34

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                      .22(d)       .41(d)       .40          .34          .10          .26
Net realized and unrealized gain (loss)
  on investment transactions                  (.04)         .02         (.02)         .06         (.07)        (.42)
Net increase (decrease) in net asset value
  from operations                              .18          .43          .38          .40          .03         (.16)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.23)        (.39)        (.42)        (.34)        (.11)        (.25)
Dividends in excess of net
  investment income                             -0-          -0-          -0-        (.03)          -0-        (.01)
Tax return of capital                           -0-        (.07)          -0-          -0-        (.02)        (.05)
Total dividends and distributions             (.23)        (.46)        (.42)        (.37)        (.13)        (.31)
Net asset value, end of period              $ 9.68       $ 9.73       $ 9.76       $ 9.80       $ 9.77       $ 9.87

TOTAL RETURN
Total investment return based on
  net asset value (e)                         1.82%        4.45%        3.90%        4.33%         .28%       (1.56)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $4,708       $5,012       $4,850       $5,180       $7,128       $8,763
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements     2.10%(f)     2.10%        2.10%        2.10%        2.10%(f)     2.10%(f)
  Interest expense on reverse
    repurchase agreements                      .21%(f)      .01%         .12%          -0-          -0-          -0-
  Expenses, before waivers/reimbursements     3.06%(f)     3.09%        3.72%        4.23%        3.64%(f)     3.10%(f)
  Net investment income                       4.21%(f)     4.15%        4.11%        3.80%        3.26%(f)     2.60%(f)
Portfolio turnover rate                         68%          65%         110%          15%         144%          55%


(a)  The Fund changed its fiscal year end from April 30 to August 31.

(b)  Commencement of operations.

(c)  Net of fees waived and expenses reimbursed by Adviser.

(d)  Based on average shares outstanding.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of distribution.

     Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser of the Trust.


15


                                       ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE W. CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


16


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


17


ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

STMUSGSR